CONVERTIBLE PROMISSORY NOTES – RELATED PARTIES (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Restructuring Cost and Reserve [Line Items]
Debt instrument, interest rate		5.00%
Convertible Promissory Notes Related Parties [Member]
Restructuring Cost and Reserve [Line Items]
Interest expense		$ 94,521	$ 0
Accrued interest		$ 94,521
Monster Creative LLC [Member] | Convertible Notes Payable [Member] | Phantom Power LLC [Member]
Restructuring Cost and Reserve [Line Items]
Debt instrument, face amount	$ 6,525,000
Debt instrument, interest rate	5.00%
Debt instrument, maturity date	Dec. 31, 2022
Debt instrument, conversion price	$ 1.20
Monster Creative LLC [Member] | Convertible Notes Payable [Member] | Kevin Childress [Member]
Restructuring Cost and Reserve [Line Items]
Debt instrument, face amount	$ 975,000
Debt instrument, interest rate	5.00%
Debt instrument, maturity date	Dec. 31, 2022
Debt instrument, conversion price	$ 1.20